COSTS AND EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2023
COSTS AND EXPENSES BY NATURE
Summary of Expenses by Nature/Purpose

Expenses are presented in the statement of profit or loss and other comprehensive income by function. The income reconciliation by nature/purpose is as follows:

	12/31/2023	12/31/2022 (Reclassified)	12/31/2021 (Reclassified)
Raw materials	(7,291,453)	(6,588,465)	(4,631,436)
Commodity cost (natural gas)	(11,919,415)	(13,892,505)	(7,439,698)
Electricity purchased for resale	—	(260,891)	(968,503)
Railroad transport and port elevation expenses	(2,696,333)	(3,074,624)	(2,128,043)
Other transport	(523,747)	(137,255)	(25,143)
Depreciation and amortization	(3,364,943)	(3,014,480)	(2,504,384)
Personnel expenses	(2,893,919)	(2,498,912)	(1,997,881)
Construction cost	(1,494,141)	(1,217,818)	(1,020,176)
Expenses with third-party services	(952,294)	(888,195)	(751,486)
Selling expenses	(37,451)	(23,505)	(23,638)
Cost of properties sold (Note 10.5)	(153,470)	(550,432)	—
Other	(1,101,274)	(1,444,083)	(897,789)
	(32,428,440)	(33,591,165)	(22,388,177)
Cost of sales	(28,549,896)	(30,556,819)	(20,263,186)
Selling expenses	(1,350,570)	(1,276,279)	(723,419)
General and administrative expenses	(2,527,974)	(1,758,067)	(1,401,572)
	(32,428,440)	(33,591,165)	(22,388,177)